SHAREHOLDERS' EQUITY (Details)	3 Months Ended
	Oct. 14, 2020 Vote $ / shares shares	Sep. 30, 2020 Vote $ / shares shares	Jul. 31, 2020 $ / shares shares
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Class A ordinary shares
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Voting rights of common stock per share | Vote	1	1
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	3,163,907	0
Common Stock, Shares, Outstanding	3,163,907	0
Class B ordinary shares
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Voting rights of common stock per share | Vote	1	1
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares, Issued	20,125,000	20,125,000
Common Stock, Shares, Outstanding	20,125,000	20,125,000	20,125,000
Ordinary shares issued and outstanding, percentage	20.00%	20.00%